ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Expenses and income (loss)
Impairment loss of intangible assets	¥ (1,058,686)	$ (145,039)
Other operating income	30,849	4,226	¥ 63,859	¥ 120,921
Others, net	103,983	14,246	146,782	117,625
Net loss	(2,038,536)	(279,280)	(1,957,543)	(2,008,005)
Net loss available to ordinary shareholders of Dada Nexus Limited	(2,038,536)	(279,280)	(1,957,543)	(2,008,005)
Net Income (Loss)	(2,038,536)	(279,280)	(1,957,543)	(2,008,005)
Other comprehensive income
Foreign currency translation adjustments	80,084	10,971	89,780	333,507
Total comprehensive loss	(1,958,452)	(268,309)	(1,867,763)	(1,674,498)
Reportable legal entity | Parent
Expenses and income (loss)
Operating expenses	(614,998)	(84,254)	(639,963)	(668,231)
Impairment loss of intangible assets	(1,017,324)	(139,373)
Other operating income	11,813	1,618	9,871	18,163
Others, net	72,300	9,905	72,404	31,068
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(490,327)	(67,176)	(1,399,855)	(1,389,005)
Net loss	(2,038,536)	(279,280)	(1,957,543)	(2,008,005)
Net loss available to ordinary shareholders of Dada Nexus Limited	(2,038,536)	(279,280)	(1,957,543)	(2,008,005)
Net Income (Loss)	(2,038,536)	(279,280)	(1,957,543)	(2,008,005)
Other comprehensive income
Foreign currency translation adjustments	80,084	10,971	89,780	333,507
Total comprehensive loss	¥ (1,958,452)	$ (268,309)	¥ (1,867,763)	¥ (1,674,498)